COMMITMENTS AND CONTINGENCIES - Legal proceedings and IP Indemnification Claims Narrative (Details)	1 Months Ended
	May 31, 2020 patent	Jun. 30, 2019 patent employee
First Suit Plantiffs
COMMITMENTS AND CONTINGENCIES
Number of patents allegedly infringed		12
Inter Partes Review Petitions Instituted | employee		11
Inter Partes Review Petitions Denied | employee		1
Second Suit Plaintiffs
COMMITMENTS AND CONTINGENCIES
Number of patents allegedly infringed	9
Nokia Corporation | First Suit Plantiffs
COMMITMENTS AND CONTINGENCIES
Number of patents allegedly infringed		5
Nokia Corporation | Second Suit Plaintiffs
COMMITMENTS AND CONTINGENCIES
Number of patents allegedly infringed	1
Blackberry, Ltd. | First Suit Plantiffs
COMMITMENTS AND CONTINGENCIES
Number of patents allegedly infringed		7
Number of patents not infringed		6
Blackberry, Ltd. | Second Suit Plaintiffs
COMMITMENTS AND CONTINGENCIES
Number of patents allegedly infringed	2
LG Electronics, Inc. | Second Suit Plaintiffs
COMMITMENTS AND CONTINGENCIES
Number of patents allegedly infringed	6